Going concern (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash			$ 265,852	$ 300,000	$ 193,546
Working capital	$ 6,500,000	$ 4,100,000			1,408,615		218,797
Cash and restricted cash	$ 800,000	$ 784,485				$ 189,996